CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Loss from discontinued operations, per basic share	$ (12.94)	$ (6.51)
Loss from discontinued operations, per diluted share	(12.94)	(6.51)
Loss from continuing operations, per basic share	(9.91)	(3.95)
Loss from continuing operations, per diluted share	$ (9.91)	$ (3.95)
Weighted average number of shares outstanding, basic	17,666,043	17,283,258
Weighted average number of shares outstanding, diluted	17,666,043	17,283,258